Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
Schedule of Share-Based Compensation

The activity in share-based compensation is set out below:

	Number of restricted share unit outstanding	Weighted average grant date fair value	Aggregate intrinsic value**
Restricted share units outstanding at January 1, 2024	—	—	$—
Forfeited	—	—	—
Restricted share units outstanding at December 31, 2024	—	—	—
Restricted share units outstanding at January 1, 2025	—	—	—
Granted	999,750	11.67	—
Vested*	699,828	11.67	—
Forfeited	—	—	—
Restricted share units outstanding at December 31, 2025	299,922	11.67	$2,900,246

*	Number of shares vested in the first phase represented 70% of the total grant. Based on this percentage, the issuance was initially calculated to be 699,825 shares. Following allocation among the individual recipients, minor rounding adjustments resulted in an aggregate issuance of 699,828 shares. The discrepancy of three shares was solely due to rounding differences and is not considered material to the Company’s total share capital.

**	The intrinsic value of nonvested restricted share units as of December 31, 2025 was calculated using the Company’s closing market price of $9.67 per share on that date.